Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Covered bond programme
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Instruments providing security for bonds	£ 24,510	£ 26,202
Restricted cash deposits	3,070	3,256
Securitisation programme
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Instruments providing security for notes	£ 28,186	£ 27,657